Revenues	6 Months Ended
Jun. 30, 2024
Revenue Recognition [Abstract]
Revenues
Note 4. Revenues
Disaggregation of Revenues
The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Systems	$14,054	$28,975	$32,047	$50,161
Consumables	36,182	33,757	71,724	66,329
Service	33,252	39,463	66,525	75,785
Total Americas	83,488	102,195	170,296	192,275

EMEA
Systems	9,800	12,054	19,523	23,456
Consumables	19,945	17,910	41,115	36,821
Service	7,308	6,920	14,888	14,487
Total EMEA	37,053	36,884	75,526	74,764

Asia Pacific
Systems	5,125	7,284	10,294	15,148
Consumables	8,488	9,132	18,087	18,168
Service	3,887	4,256	7,888	8,773
Total Asia Pacific	17,500	20,672	36,269	42,089

Total Revenues	$138,041	$159,751	$282,091	$309,128
The following table presents the Company’s revenues disaggregated based on the timing of revenue recognition (at a specific point in time or over the course of time) for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended June 30,		six months ended June 30, 2024
	2024	2023	2024	2023
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$93,594	$109,112	$192,790	$210,083
Services	12,847	14,156	26,619	27,847
Total revenues recognized in point in time	106,441	123,268	219,409	237,930

Revenues recognized over time from:
Services	31,600	36,483	62,682	71,198
Total revenues recognized over time	31,600	36,483	62,682	71,198

Total Revenues	$138,041	$159,751	$282,091	$309,128
Contract Assets and Contract Liabilities
Contract assets are recorded when the Company's right to consideration is conditioned on constraints other than the passage of time. The Company had no material contract assets as of June 30, 2024 and December 31, 2023.
Contract liabilities include advance payments and billings in excess of revenue recognized, which are primarily related to advanced billings for service type warranty. Contract liabilities are presented under deferred revenue. The Company's deferred revenue as of June 30, 2024 and December 31, 2023 was as follows:

	June 30,	December 31,
	2024	2023
	U.S. $ in thousands
Deferred revenue *	$69,794	$76,265
*Includes $18.9 million and $23.7 million under long-term deferred revenue in the Company's consolidated balance sheets as of June 30, 2024 and December 31, 2023, respectively.
Revenue recognized in 2024 that was included in deferred revenue balance as of December 31, 2023 was $14.5 million and $33.1 million  for the three and six months ended June 30, 2024, respectively.
Remaining Performance Obligations
Remaining Performance Obligations (“RPO“) represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of June 30, 2024, the total RPO amounted to $98.3 million. The Company expects to recognize $68.0 million of this RPO during the next 12 months, $14.7 million over the subsequent 12 months and the remaining $15.6 million thereafter.
Incremental Costs of Obtaining a Contract
Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of June 30, 2024 and December 31, 2023, the deferred commissions amounted to $10.3 million and $10.3 million, respectively.